Concentrations of Credit Risk and Major Customers (Details) - Schedule of Customers and Suppliers - Accounts Payable [Member] - Supplier Concentration Risk [Member]		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Supplier D [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	[1]
Supplier E [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	[1]
Supplier F [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	[1]
Supplier G [Member]
Concentration Risk [Line Items]
Concentration risk, percentage			[1]		[1]	35.57%
Supplier H [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		28.24%		28.29%			[1]
Supplier I [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		26.58%		20.37%			[1]
Supplier J [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		22.81%		18.61%			[1]
Supplier K [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		15.98%		15.69%			[1]

[1]	Less than 10%